Other Provisions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Provisions
At December 31, this item includes:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Legal contingencies	84,728	278,319	6,049	103,635	78,679	174,684
Contingent liabilities from the acquisition of subsidiaries	4,498	—	—	—	4,498	—
Provision for well closure (Note 5.1 d)	20,382	50,116	148	9,848	20,234	40,268

	109,608	328,435	6,197	113,483	103,411	214,952

Summary Gross Movement of Other Provisions
The gross movement of other provisions is as follows:

Other provisions	Legal contingencies	Contingent liabilities resulting from acquisitions	Provision for well closure	Total
At January 1, 2017	15,732	8,125	17,216	41,073
Additions	9,510	—	—	9,510
Reversals of provisions	(235)	(809)	(412)	(1,456)
Payments	(1,680)	—	—	(1,680)
Translation adjustments	37	(67)	—	(30)

At December 31, 2017	23,364	7,249	16,804	47,417

Additions	75,369	—	3,578	78,947
Reversals of provisions	(4,875)	(1,343)	—	(6,218)
Deconsolidation of subsidiaries	(2,340)	—	—	(2,340)
Reclasification liabilities classified as held for sale	—	(1,093)	—	(1,093)
Payments	(6,615)	—	—	(6,615)
Translation adjustments	(175)	(315)	—	(490)

At December 31, 2018	84,728	4,498	20,382	109,608

Additions	197,721	—	30,998	228,719
Reversals of provisions	(3,122)	(4,349)	—	(7,471)
Payments	(914)	—	(1,264)	(2,178)
Translation adjustments	(94)	(149)	—	(243)

At December 31, 2019	278,319	—	50,116	328,435